OPTIONS AND WARRANTS (Summary of Options and Warrants Grants to Consultants, Directors and Employees) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options and Warrants outstanding and exercisable	4,227,778	4,542,500
Weighted-average exercise price	$ 0.33	$ 0.41
Aggregate intrinsic value	$ 98,556	$ 118,148
Weighted-average remaining contractual term (years)	2 years	3 years 10 months 9 days
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options and Warrants outstanding and exercisable	117,691,666	38,920,378
Weighted-average exercise price	$ 0.28	$ 0.28
Aggregate intrinsic value	$ 5,176,833	$ 2,785,075
Weighted-average remaining contractual term (years)	4 years 10 days	3 years 4 months 13 days